Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenue by major service categories
	For the years ended December 31,
	2021	2020	2019
Member services	$498,330	$872,629	$2,525,084
Enterprise services
-Comprehensive tailored services	1,433,847	13,345,880	5,733,342
-Sponsorship advertising services	1,734,390	6,598,527	8,288,164
-Consulting services	1,583,583	416,634	1,189,169
Online services	40,391	361,933	66,304
Other revenues	2,118,731	1,585,481	123,413
Revenue, net	$7,409,272	$23,181,084	$17,925,476